Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates
– The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make certain estimates, judgements and assumptions in the Company’s consolidated financial statements and notes thereto. The Company’s accounting policies that involve judgement by management include the assumptions used for estimating the fair value of convertible loans, warrants, reserves relating to expected chargeback losses, fair value of common stock used to calculate stock-based compensation, the assessment of the useful life and recoverability of long-lived assets and valuation allowance associated with income taxes. These estimates and assumptions are based on management’s best knowledge of current events, historical experience and other information available when the consolidated financial statements are prepared. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from these estimates.

Risks and Uncertainties
Risks and Uncertainties
– The Company is subject to a number of risks including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operating losses, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.

•
Impact of LIBOR
Phase-Out
– The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced in July 2017 that it intends to phase out LIBOR by the end of 2021. Based on the nature of the business activities and operations, the Company does not expect LIBOR phase-out
to have a significant impact on the Company’s consolidated financial statements.

•
Impact of
COVID-19
– A new strain of coronavirus that causes the disease known as
COVID-19
was identified in late 2019 and spread globally. In March 2020, the World Health Organization declared the
COVID-19
outbreak a pandemic. Our business was materially impacted by

COVID-19
in several ways. Typically, our Consumer interactions occur within their home. Social distancing protocols changed the way we interact with the Consumer and our in-home
visits fell to zero in the early stages of the pandemic. Depending on the geography during certain periods we had no in-home
visits and these
in-home
visits remained significantly below
pre-COVID
levels throughout 2020. To protect our employees and Consumers we implemented a variety of programs to provide masks, cleaning supplies and other protocols that remain in place. In addition, the Company could see some limitations on employee resources that would otherwise be focused on operations, including but not limited to sickness of employees or their families, desire for employees to avoid contact with groups of people, and increased reliance on working from home.

The Company has applied for loans under programs offered by the governmental agencies in the United States and in the United Kingdom. In addition, the Company furloughed employees in the U.K. beginning in April through August 2020 and again starting January 2021 through August 2021. See Note 8 for additional information on the Paycheck Protection Program offered by the Small Business Administration under the CARES Act established by the United States federal government.
For the U.K. operations, during the year ended December 31, 2021 and 2020 the Company recorded reimbursed costs of approximately £0.3 million ($0.4 million) and £0.8 million ($1.1 million), respectively, under the Coronavirus Job Retention Scheme (“CJRS”) set up by the U.K. government to help employers pay the wages of those employees who would otherwise have been laid off during the coronavirus outbreak but under the CJRS were furloughed instead. This program reimbursed the Company for 80% of the compensation expense plus national insurance and certain benefits paid to the furloughed employees, resulting in lower salary expense for the Company. The Company recorded the reimbursed amounts as reductions to the associated expenses.
The Company expects to receive
tax-related
liquidity benefits from the CARES Act. The Company is closely monitoring the impact of the
COVID-19
pandemic on its business. However, the Company cannot predict whether and to what extent the benefit would be.
The Company cannot at this time predict the specific extent, duration, or full impact that the
COVID-19
outbreak will have on its financial condition and operations. The full impact of the
COVID-19
outbreak on management estimates and the financial performance of the Company may depend on future developments, including the duration and spread of the outbreak and related governmental advisories and restrictions.

Foreign Currency
Foreign Currency
– The reporting currency of the Company is the U.S. dollar. The functional currency of the Company’s foreign subsidiaries is their local currency. The assets and liabilities of the subsidiaries are translated to U.S. dollars at the exchange rate on the balance sheet date. Equity transactions are translated using historical exchange rates. Revenues and expenses are translated at the average exchange rate during the period. Translation adjustments arising from the use of differing exchange rates from period to period are included in other comprehensive income, a separate component of stockholders’ deficit. Gains or losses, whether realized or unrealized, due to transactions in foreign currencies, are reflected in the consolidated statements of operations and comprehensive loss under other expense, net.

Segment Information
Segment Information
 –
The Company applies Accounting Standards Codification (“ASC”) 280,
Segment Reporting
, in determining reportable segments for its financial statement disclosures. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. Our chief operating decision maker (“CODM”) is our Chief Executive Officer. The Company has two operating and reportable segments: North America and Europe. Segment information is presented in the same manner that the CODM reviews the operating results in assessing performance and allocating resources.

Cash and Cash Equivalents
Cash and Cash Equivalents
 –
The Company’s cash equivalents consist of highly liquid securities with original maturities of three months or less at the time of purchase.
As of December 31, 2021 and 2020, cash consists primarily of checking and savings deposits.

Restricted Cash
Restricted Cash
 –
The Company classifies all cash whose use is limited by contractual provisions as restricted cash. The Company’s restricted cash relates to balances held for collateral for its leased office space, leased vehicle fleet, and workers compensation insurance.
The reconciliation of cash and cash equivalents and restricted cash is as follows (in thousands):

	December 31,
	2021	2020
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	$85,836	$58,452
Restricted cash	1,710	5,494

Total cash, cash equivalents and restricted cash	$87,546	$63,946

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts
 –
Accounts receivable are stated at net realizable value. Accounts receivable consist primarily of receivables due from the customers arising in the normal course of business. On a periodic basis, management evaluates its accounts receivable and determines whether to provide an allowance for doubtful accounts or if any accounts should be written off based on judgmental factors such as the customer’s payment history, historical loss patterns, the general economic climate, age of the receivable, and past due status of invoices. Accounts receivable are written off after collection efforts have been exhausted. The allowance is recognized as bad debt expense, which is classified in general and administrative expense within the consolidated statements of operations and comprehensive loss. The Company generally does not require any security or collateral to support its receivables as its customer base is comprised of large telecommunication and technology companies. Based on the credit quality of the Company’s customers, the short-term duration of payment terms of its customer contracts, and its customers’ history of payment, the Company did not have an allowance for doubtful accounts as of December 31, 2021 and 2020.

Property and Equipment, Net
Property and Equipment, Net
 –
Property and equipment are recorded at cost and depreciated over the estimated useful lives of the related assets using the straight-line method. Expenditures for maintenance and repairs are charged to expense as incurred. When assets are retired or otherwise disposed of, the cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is reflected in the consolidated statement of operations and comprehensive loss for the period realized. The estimated useful lives of the Company’s property and equipment are as follows:

Property and Equipment	Useful Life
Office equipment	3 years
Computer equipment	3 years
Vehicles	3 years
Vehicle equipment	4 years
Leasehold improvements	Shorter of estimated life of the asset or remaining lease term
Furniture and fixtures	5 years

Intangible Assets, Net
Intangible Assets, Net
 –
The Company’s intangible assets are made up of a domain name with a useful life of 15 years. Amortization expense is recognized on straight-line basis in general and administrative expense within the consolidated statements of operations and comprehensive loss.

Debt Issuance Costs
Debt Issuance Costs
 –
Costs incurred in connection with the issuance of the Company’s debt have been recorded as a direct reduction against the debt and amortized over the life of the associated debt as a component of interest expense using the effective interest method. As a result of applying the fair value option (“FVO”), direct costs and fees related to the convertible notes were expensed as incurred and were not deferred.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
 –
The Company assesses long-lived assets for impairment in accordance with the ASC 360,
Property, Plant and Equipment
. Long-lived assets, such as property and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted future cash flows expected to result from the use and eventual disposition of the asset. The amount of impairment loss, if any, is measured as the difference between the carrying value of the asset and its estimated fair value. Fair value is determined through various valuation techniques, including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment charges have been recorded during the years ended December 31, 2021 and 2020.

Classification of Redeemable Convertible Preferred Stock
Classification of Redeemable Convertible Preferred Stock
 –
The Company’s Amended and Restated Certificate of incorporation does not provide that its redeemable convertible preferred stock shall be redeemable at the option of the holder. However, there are potential redemption triggers that are outside the control of the Company. Accordingly, the Company has presented all shares of its redeemable convertible preferred stock outside of permanent equity, or in the mezzanine section of its consolidated balance sheets. The redeemable convertible preferred stock was converted into our common stock upon consummation of the Merger.

Revenue Recognition
Revenue Recognition
 –
The Company generates revenue through visit fees whereby its Experts provide delivery, set-up,
and technological expertise services at the request of its customers. Its customers are primarily large telecommunication and technology companies that sell technology products and services and require a mobile store experience for their customers, who are referred to herein as “Consumers.” Revenue is recognized upon transfer of control of promised services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those promised services. The Company accounts for revenue contracts with customers by applying the requirements of ASC 606,
Revenue from Contracts with Customers,
which includes the following five steps:

•	Identification of the contract with a customer;

•	Identification of the performance obligations in the contract;

•	Determination of the transaction price;

•	Allocation of the transaction price to the performance obligations in the contract; and

•	Recognition of revenue when, or as, the Company satisfies a performance obligation.
Each customer contract contains only one performance obligation, which is a stand-ready obligation for the Company’s Experts to provide visits to Consumers throughout the Company’s contractual term. The stand-ready obligation consists of a series of distinct services that are substantially the same and have the same pattern of transfer, represented as visits provided to Consumers satisfied over time. Customer payments are due when control of services is transferred to the customer and are not conditional on anything other than payment terms, which typically are less than 60 days. No material contract asset or liabilities exist for any period reported within these consolidated financial statements.
The transaction prices of the Company’s contracts are entirely variable, as the number of visits and the specific services provided at each visit are unknown at contract inception. Each contract includes pricing whereby the Company and the customer agree to payments for various elements of a visit, which generally include the base fee for conducting the visit and delivering product, as well as incremental amounts for add-ons
provided to Consumers. Due to the nature of the obligation, the variability of payment based on the number of visits performed, and the specific services and products provided at each visit which are resolved as each visit is completed, the Company recognizes visit fees in revenue as such visits are provided. In addition, the Company is required to issue a credit to its customer for the stipulated value of any consigned inventory that is under the Company’s control that is lost, damaged, or stolen. The Company recognizes the credit as a reduction in revenue when it identifies that the items were lost, damaged, or stolen.

From time to time, the Company’s Experts sell a Consumer incremental services on behalf of the customer during a visit. Certain of the Company’s contracts contain provisions that allow for a chargeback by the customer of the Company’s fee for selling the incremental service if the Consumer cancels such services within a specified period from the visit. Chargebacks are recognized as a reduction of revenue, in the period such visit occurs, using an estimate derived from historical information regarding Consumer cancelations of specific services as well as real-time information provided by the customer. As of December 31, 2021 and 2020, the Company has recorded $8.6 million and $5.4 million, respectively, in chargeback estimates related to such services, which are presented as a reduction of revenue in the consolidated statements of operations and comprehensive loss and as a reduction to accounts receivable, net, in the consolidated balance sheets, as the contractual right of offset exists.
Changes in the chargeback accounts were as follows (in thousands):

Chargebacks
Balance as of January 1, 2020	$2,178
Provision	8,981
Credits/payments made	(5,763)

Balance as of December 31, 2020	5,396
Provision	16,841
Credits/payments made	(13,646)

Balance as of December 31, 2021	$8,591

The Company applies the practical expedient to not disclose information about its remaining performance obligations in contracts with original expected durations of one year or less or amounts attributable to the variable consideration that solely relate to future services.
Revenue is recognized net of any taxes collected from customers that are subsequently remitted to governmental authorities.
The Company disaggregates its revenue from contracts with customers by reportable segment, as it believes this best depicts how the nature, amount, timing, and uncertainty of its revenues and cash flows are affected by economic factors, as well as company expansion into international markets. The Company’s revenue is attributable to its operations in North America and Europe. Refer to Note 15 for revenue disaggregated by reportable segment.

Cost of Revenue
Cost of Revenue
 –
Cost of revenue primarily consists of salaries, benefits and other expenses related to the Company’s Experts, fleet vehicle costs, and other expenses directly related to the performance of each Expert’s field visit.

Operations and Technology
Operations and Technology
 –
Operations and technology expenses primarily consist of technology, facility and overhead costs directly related to the operation of our mobile stores. This includes lease and operating expenses for our warehouses, inventory management and storage, facility supplies and depreciation expense. We also include cost for employees who directly or indirectly support our Experts, including supervisory and operations management, inventory management, fulfillment, recruiting and research and development costs, which were $13.8 million for the year ended December 31, 2021 and $12.4 million for the year ended December 31, 2020.

General and Administrative
General and Administrative
 –
General and administrative expenses primarily consist of personnel-related expenses for our general corporate functions. This includes our leadership team, employees involved in finance, human resources, legal, information technology, marketing, and other enterprise-wide support functions.

Stock Based Compensation
Stock Based Compensation
 –
The Company accounts for stock options granted to employees under the fair value recognition provision of ASC 718,
Compensation—Stock Compensation
. The value of the portion of
the awards that is ultimately expected to vest is recognized as an expense over the requisite service period in the Company’s consolidated statements of operations and comprehensive loss. The Company accounts for forfeitures as they occur. The Company classifies non-cash
share-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified. The fair value of restricted stock units and restricted stock awards is based on the fair value of the underlying shares at the date of grant. The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The expected volatility is determined based on similar companies’ stock volatility. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on common shares and does not expect to pay any cash dividends in the foreseeable future.
The weighted-average assumptions used to estimate the fair value of stock options granted during the year is as follows:

	Years Ended December 31,
	2021	2020
Risk-free interest rate	0.86%	1.18%
Expected term (in years)	5.95	6.01
Expected volatility	59.5%	48.4%
Expected dividend yield	—%	—%
Fair value of common stock	$9.02	$2.59

Leases
Leases
 –
The Company assesses its lease arrangements at contract inception to determine if they are operating or capital leases. The Company leases its facilities (offices and warehouses) and vehicles under operating lease agreements. Lease arrangements under operating lease agreements and the related lease payments are not recorded on the Company’s balance sheet. The terms of certain agreements provide for increasing rental payments; however, the Company recognizes rent expense on a straight-line basis over the term of the lease. Any lease incentives are recognized as reductions of rent expense on a straight-line basis over the term of the lease. The lease term begins on the date of the initial occupancy or possession of the leased property for purposes of recognizing rent expense.

Income Taxes
Income Taxes
 –
The Company accounts for income taxes in accordance with the asset and liability method of accounting for income taxes. Under this method, the Company recognizes deferred income tax assets and liabilities for the expected future tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities, as well as for operating loss and tax credit carryforwards. Deferred taxes are measured using enacted tax rates in effect for the years in which those deferred tax assets and liabilities are expected to be realized or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in the period that includes the enactment date.
The Company records a valuation allowance to reduce its deferred tax assets to the net amount that the Company believes is more-likely-than-not
to be realized. In assessing the need for a valuation allowance, the Company has considered all available positive and negative evidence including its historical levels of income, expectations of future taxable income, future reversals of existing taxable temporary differences and ongoing tax planning strategies. If in the future, the Company determines that it would be able to realize the deferred tax assets, the Company may reduce its valuation allowance, which may result in income tax benefits to be recognized in the Company’s consolidated statement of operations and comprehensive loss.
The Company accounts for uncertain tax positions using a
two-step
process whereby: (i) the Company determines whether it is
more-likely-than-not
that the tax positions will be sustained on the basis of the technical merits of the position; and (ii) for those tax positions that meet the more-likely-than-not

recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon the ultimate settlement with the related tax authority.
The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of the provision for income tax expense in the consolidated statement of operations and comprehensive loss.
Regarding the Global Intangible Low Taxed Income (“GILTI”) rules enacted as part of the Tax Cuts and Jobs Act of 2017, the Company is required to make an accounting policy election to either treat taxes due on future GILTI inclusions in U.S. taxable income as a current period expense when incurred or reflect such portion of the future GILTI inclusions in U.S. taxable income that relate to existing basis differences in the Company’s current measurement of deferred taxes. The Company has made a policy election to treat GILTI taxes as a current period expense.

Net Loss Per Share
Net Loss Per Share
 –
The Company calculated basic and diluted net loss per share attributable to common stockholders in conformity with the two-class
method required for companies with participating securities. The Company considered the redeemable convertible preferred stock to be a participating security as the holders are entitled to participate with holders of the common stock on and if converted and pari passu basis if and when a common stock distribution is declared by the board of directors.
Under the
two-class
method, basic net loss per share attributable to common stockholders was calculated by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. The net loss attributable to common stockholders was not allocated to the redeemable convertible preferred stock as the holders of redeemable convertible preferred stock did not have a contractual obligation to share in losses. Diluted net loss per share attributable to common stockholders was computed by giving effect to all potentially dilutive common stock equivalents outstanding for the period. For purposes of this calculation, redeemable convertible preferred stock, stock options and warrants to purchase preferred stock and common stock were considered common shares equivalents but had been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect was anti-dilutive. In periods in which the Company reports a net loss attributable to all classes of common stockholders, diluted net loss per share attributable to all classes of common stockholders is the same as basic net loss per share attributable to all classes of common stockholders, since dilutive common shares are not assumed to have been issued if their effect is anti-dilutive.

Fair Value Measurements
Fair Value Measurements
 –
Fair value accounting is applied for all assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis (at least annually). Fair value is defined as the exchange price that would be received for an asset or an exit price that would be paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company follows the established framework for measuring fair value and expands disclosures about fair value measurements.
Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1
—Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.
Level 2
—Inputs are observable, unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.
Level 3
—Unobservable inputs are used when little or
no
market data is available. The fair value hierarchy gives the lowest priority to level
3
inputs.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest-level input that is significant to the fair value measurement in its entirety.
The Company’s consolidated financial instruments consist of accounts receivable, accounts payable and accrued expenses and are stated at their carrying value, which approximates fair value due to the short time to the expected receipt or payment date. The consolidated financial statements also include fair value level 1, 2 and 3 measurements of cash and cash equivalents, investments, debt and warrant liabilities.

Derivative Warrant Liabilities
Derivative Warrant Liabilities
 –
The Company does not use derivative instruments to hedge its exposures to cash flow, market, or foreign currency risks. Management evaluates all of the Company’s financial instruments, including issued warrants to purchase MRAC’s Class A ordinary shares, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC
815-15.
The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed
at the end of each reporting period.
The Company assumed 9,343,750 public warrants and 6,316,667 private placement warrants issued to MRAC’s sponsor upon the Merger, all of which were issued in connection with MRAC’s initial public offering. Subsequent to the Merger and as of December 31, 2021, all of these warrants remained outstanding.
All of the Company’s outstanding warrants are recognized as derivative liabilities in accordance with
ASC 815-40.
Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the instruments to fair value at each reporting period. The liabilities are subject to re-measurement
at each balance sheet date until exercised, and any change in fair value is recognized as other expense, net in the consolidated statements of operations and comprehensive loss. The fair value of public warrants is measured based on the listed market price of such warrants. The fair value of the private placement warrants is estimated based on the listed market price of the public warrants.

Related Parties
Related Parties
 –
Certain
members of the Company’s Board of Directors serve as directors, executive officers, or are investors in, companies that are customers or vendors of the Company. With the exception of the Backstop Agreements and the LCH Transaction as defined and discussed in Note 3, and the 2020 Convertible Loan and 2021 Convertible Loan as defined and discussed in Note 8, related party transactions were not material as of December 31, 2021 and 2020 and for the years then ended.

Concentrations of Credit Risk
Concentrations of Credit Risk
 –
Financial instruments that are potentially subject to concentrations of credit risk consist primarily of cash, cash equivalents and accounts receivable. The Company’s cash and cash equivalents balances are generally held with large highly visible financial institutions worldwide. Deposits held with these financial institutions generally are in excess of the amount of insured limits provided on such deposits, if any.
The Company generally does not require collateral to secure accounts receivable. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and by the short duration of its payment terms for the majority of the Company’s customer contracts. Additionally, the Company factors a substantial portion of its accounts receivable for certain customers, such that the Company sells these receivables balances to a third-party banking institution at a discount without further recourse to the Company, thereby reducing the risk related to these receivables even further. These receivable balances which are transferred to a third party are accounted for under ASC 860,
Transfers and Servicing (“ASC 860”)
. As they meet the criteria of sales accounting as per ASC 860, they are excluded from the amounts reported in the consolidated balance sheet. The cash proceeds received from such sales are included in operating cash flows. The expenses associated with the factoring of receivables are reported within other expense in the consolidated statement of operations and comprehensive loss. As of December 31, 2021, the Company had three customers with gross accounts receivable balances greater than 10% of the Company’s total balance, representing 47%, 29% and 16%, respectively. As of December 31,

2020, the Company had two customers with gross accounts receivable balances greater than 10% of the Company’s total balance, representing 57% and 27%, respectively.

Transaction costs
Transaction costs
 –
Transaction costs consist of direct legal, accounting and other fees relating to the consummation of the Merger. These costs were initially capitalized as incurred in other assets on the consolidated balance sheets. Upon the closing of the Merger, transaction costs direct and incremental to the Merger and costs related to the issuance of shares were recorded as a reduction to additional paid-in
capital.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract
. The new guidance provides for the deferral of implementation costs for cloud computing arrangements and expensing those costs over the term of the cloud services arrangement. The new guidance is effective for fiscal years beginning after December 15, 2020. The Company adopted ASU
2018-15
on January 1, 2021, which did not have a material impact on its consolidated financial statements and related disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted
Recently Issued Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU
No. 2016-02,
Leases (Topic 842)
, as amended, which supersedes the guidance in former ASC 840,
Leases
. The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use
asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. In June 2020, the FASB issued ASU
2020-05,
which defers the effective date of ASU
2016-02
for the Company to fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The new guidance became effective for the Company on January 1, 2022. The Company elected the optional transition approach to not apply Topic 842 in the comparative periods presented.
As such, the Company has elected the following:

•
the package of practical expedients which allows for not reassessing (1) whether existing contracts contain leases, (2) the lease classification for existing leases, and (3) whether existing initial direct costs meet the new definition;

•
the practical expedient to not separate
non-lease
components from lease components and instead account for each separate lease component and non-lease
components associated with that lease component as a single lease component by class of the underlying asset; and

•
the practical expedient not to recognize
right-of-use
assets and lease liabilities for short-term leases, which have a lease term of twelve months or less and do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise.

The Company has not elected the hindsight practical expedient.

We expect the adoption on January 1, 2022 will result in the recognition of total right-of-use
assets between $42 million and $47 million and total lease liabilities between $46 million and $51 million, primarily related to real estate. The recognition, measurement, and presentation of expenses and cash flows by a lessee will not significantly change from previous guidance; accordingly, the impact on our results of operations as reflected in our Consolidated Statements of Operations is not expected to be material. Accordingly, the Company does not expect the adoption of Topic 842 to have a material impact to the consolidated statements of operations or on its cash flows from operating, investing or financing activities.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments,
and has since issued various amendments. The guidance and related amendments modify the accounting for credit losses for most financial assets and require the use of an expected loss model replacing the currently used incurred loss method. Under this model, entities are required to estimate the lifetime expected credit loss on such instruments and record an allowance to offset the amortized cost basis of the financial asset, resulting in a net presentation of the amount expected to be collected on the financial asset. The guidance is effective for the Company for the year beginning after December 15, 2022. The adoption of ASU
2016-13
is not expected to have a material impact on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Simplifying the Accounting for Income Taxes (Topic 740)
. The amendments in the updated guidance simplify the accounting for income taxes by removing certain exceptions and improving consistent application of other areas of the topic by clarifying the guidance. The new guidance is effective for fiscal years beginning after December 15, 2021 and interim periods within fiscal years beginning after December 15, 2022. Early adoption is permitted. The Company is currently in the process of evaluating the impact the adoption of ASU
2019-12
will have on its consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
. ASU
2020-06
changes how entities account for convertible instruments and contracts in an entity’s own equity and simplifies the accounting for convertible instruments by removing the Beneficial Conversion Feature (“BCF”) and Cash Conversion Feature (“CCF”) separation models required under the current guidance. ASU
2020-06
also removes certain settlement conditions that are required for equity contracts to qualify for equity classification. Lastly,
ASU 2020-06
changes the existing diluted earnings per share (“EPS”) calculation for convertible debt that contains a CCF and increases disclosure requirements for convertible instruments. The ASU is effective for public business entities that meet the definition of a SEC filer, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the standard will be effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted but no earlier than the fiscal years beginning after December 15, 2020, including interim periods within the fiscal years. The Company currently is not planning early adoption.
In October 2021, the FASB issued ASU
No. 2021-08,
Business Combinations (Topic 805)—Accounting for Contract Assets and Contract Liabilities from Contracts with Customers
. This ASU was issued to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the following: (1) recognition of an acquired contract liability; and (2) payment terms and their effect on subsequent revenue recognized by the acquirer. The amendments in this ASU require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination, whereas current GAAP requires that the acquirer measures such assets and liabilities at fair value on the acquisition date. The guidance is effective for the Company for the year beginning after December 15, 2023, with early adoption permitted. The Company will apply the guidance in ASU
2021-08
on a prospective basis for business combinations occurring during the fiscal year in which the Company adopts the amendments.